Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The income tax expense (recovery) in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2023 - 26.5%). The differences are as follows:

	2024	2023
Expected income tax expense (recovery) at Canadian statutory rate	$46,953	$(17,305)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(17,676)	(35,776)
Investment in Atlantica	(8,207)	16,997
Non-controlling interests share of income	19,757	10,016
Change in valuation allowance	154,601	(388)
Adjustment relating to prior periods	2,794	(1,412)
Amortization and settlement of excess deferred income tax	(14,540)	(12,785)
Deferred income taxes on regulated income recorded as regulatory assets	(2,380)	(878)
Other	5,495	4,476
Income tax expense (recovery)	$186,797	$(37,055)
On December 27, 2023, the Government of Bermuda enacted the Bermuda Corporate Income Tax Act 2023, setting a 15% corporate income tax rate effective for fiscal years commencing January 1, 2025. The Bermuda Corporate Income Tax Act 2023 includes various transition adjustments that may affect the recognition of deferred taxes and as such were considered as part of the initial measurement in the period that includes the December 2023 enactment date. No deferred taxes are required to be recognized as at December 31, 2024.
For the years ended December 31, 2024 and 2023, earnings (loss) before income taxes consist of the following:

	2024	2023
Canada (1)	$50,279	$(169,624)
U.S.	77,397	70,442
Other regions	49,504	37,067
	$177,180	$(62,115)
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)
17.Income taxes (continued)
Income tax expense (recovery) attributable to earnings (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2024
Canada	$4,238	$134,193	$138,431
United States	1,166	33,110	34,276
Other regions	12,795	1,295	14,090
	$18,199	$168,598	$186,797
Year ended December 31, 2023
Canada	$4,352	$(66,693)	$(62,341)
United States	784	17,747	18,531
Other regions	728	6,027	6,755
	$5,864	$(42,919)	$(37,055)
The tax effect of temporary differences between the consolidated financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023 are presented below:

	2024	2023
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$781,761	$714,476
Outside basis in renewable energy assets	140,203	—
Pension and OPEB	515	7,327
Environmental obligation	9,161	8,821
Regulatory liabilities	164,402	180,371
Other	57,680	51,333
Total deferred income tax assets	$1,153,722	$962,328
Less: valuation allowance	(281,894)	(5,562)
Total deferred tax assets	$871,828	$956,766
Deferred tax liabilities:
Property, plant and equipment	$866,529	$810,025
Pension and OPEB	9,148	—
Outside basis differentials	165,010	191,990
Regulatory accounts	329,343	317,829
Other	67,753	51,610
Total deferred tax liabilities	$1,437,783	$1,371,454
Net deferred tax liabilities	$(565,955)	$(414,688)
Consolidated balance sheets classification:
Deferred tax assets	$11,218	$151,576
Deferred tax liabilities	(577,173)	(566,264)
Net deferred tax liabilities	$(565,955)	$(414,688)
The valuation allowance for deferred tax assets as of December 31, 2024 is $281,894 (2023 - $5,562). The valuation allowance primarily relates to operating losses that, in the judgment of management, are not more likely than not to be realized.
17.Income taxes (continued)
Following the announcement of the Renewables Sale, the Company analyzed its corresponding outside basis investment in the former renewable energy group. Based on the Company’s tax basis in the former renewable energy group, the sale is expected to result in a capital loss that is not likely to be realized. A full valuation allowance has been recorded on this outside basis deferred tax asset.
In the three months ended December 31, 2024, the Company completed the sale of its investment in Atlantica and determined the expected closing date for the Renewables Sale. Given those two events, the Company reevaluated the remaining Canadian deferred tax asset position and concluded that it is more likely than not that there will not be sufficient taxable income in the future to allow for the realization of these deferred tax assets. As at December 31, 2024, a valuation allowance is recorded against the majority of the remaining net deferred tax assets related to Canadian attributes. The Company will continue to evaluate the realizability of the deferred tax assets at each reporting period and adjust the valuation allowance as necessary.

On June 20, 2024, Canada enacted significant tax legislation, including the Excessive Interest and Financing Expenses Limitation rules and legislation for the Global Minimum Tax Act. The enactment had no material impact on the financial results of the Company for the twelve months ended December 31, 2024.
The following table illustrates the annual movement in the deferred tax valuation allowance:

	2024	2023
Beginning balance	$5,562	$5,876
Charged to income tax expense (recovery)	154,601	(388)
Changed to additional paid-in capital	5,390	—
Valuation Allowance Charged to discontinued operations	(5,143)	—
Charged (reduction) to OCI	(17,759)	22
Tax impact on outside basis difference in renewable assets	140,202	—
Reductions to other accounts	(959)	52
Ending balance	$281,894	$5,562
As of December 31, 2024, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2025—2029	2030+	Total
Canada	$323	$671,622	$671,945
US	—	1,420,259	1,420,259
Total non-capital loss carryforward	$323	$2,091,881	$2,092,204
Tax credits	$2,349	$213,498	$215,847
The Company has provided for deferred income taxes for the estimated tax cost of distributed earnings of certain of its subsidiaries. Deferred income taxes have not been provided on approximately $1,042,117 of undistributed earnings of certain foreign subsidiaries, as the Company has concluded that such earnings are indefinitely reinvested and should not give rise to additional tax liabilities. A determination of the amount of the unrecognized tax liability relating to the remittance of such undistributed earnings is not practicable.